Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 21, 2012
Registrant Name	DWS MONEY FUNDS
Central Index Key	0000055189
Amendment Flag	false
Document Creation Date	Dec. 21, 2012
Document Effective Date	Dec. 21, 2012
Prospectus Date	Dec. 01, 2012